Going Concern and Management's Liquidity Plans (Details Narrative)	9 Months Ended
Sep. 30, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 5,453,492
Incurred operating losses	2,121,614
Cash in operating activities	$ 989,602